Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 232,219	$ 442,141
Short-term bank deposits	30,208	595
Accounts receivable, net	130,699	150,806
Inventories	140,783	123,385
Net investment in sales-type leases	10,702	8,170
Prepaid expenses	6,895	7,931
Deferred income taxes	17,674	25,697
Other current assets	19,108	37,903
Total current assets	588,288	796,628
Non-current assets
Goodwill	481,193	1,323,502
Other intangible assets, net	309,385	597,903
Property, plant and equipment, net	209,432	157,036
Net investment in sales-type leases - long-term	17,769	14,822
Deferred income taxes and other non-current assets	44,821	9,216
Total non-current assets	1,062,600	2,102,479
Total assets	1,650,888	2,899,107
Current liabilities
Accounts payable	$ 38,497	37,359
Short-term debt		50,000
Accrued expenses and other current liabilities	$ 42,189	47,760
Accrued compensation and related benefits	36,130	42,332
Obligations in connection with acquisitions	5,949	28,092
Deferred revenues	49,273	45,023
Total current liabilities	172,038	250,566
Non-current liabilities
Obligations in connection with acquisitions - long-term	4,784	26,461
Deferred tax liabilities	24,697	55,835
Deferred revenues - long-term	6,908	5,946
Other non-current liabilities	22,350	25,091
Total non-current liabilities	58,739	113,333
Total liabilities	$ 230,777	$ 363,899
Contingencies, see note 10
Redeemable non-controlling interests	$ 2,472	$ 3,969
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 52,031 shares and 50,923 shares issued and outstanding at September 30, 2015 and December 31, 2014, respectively	141	139
Additional paid-in capital	2,600,287	2,568,149
Accumulated deficit	(1,174,363)	(33,871)
Accumulated other comprehensive loss	(8,699)	(3,647)
Equity attributable to Stratasys Ltd.	1,417,366	2,530,770
Non-controlling interests	273	469
Total equity	1,417,639	2,531,239
Total liabilities and equity	$ 1,650,888	$ 2,899,107